SHAREHOLDERS' EQUITY - Basic and Diluted Income Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Net earnings	$ 560,080	$ 273,943
Weighted average basic number of common shares outstanding (in shares)	210,142	210,692
Basic earnings per share (in dollars per share)	$ 2.67	$ 1.30
Cash settling LTIP adjustment	$ 1,450	$ 0
Net earnings for diluted earnings	$ 561,530	$ 273,943
Weighted average diluted number of common shares outstanding (in shares)	211,645	212,623
Diluted earnings per share (in dollars per share)	$ 2.65	$ 1.29